Cash Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Aug. 13, 2020	Aug. 22, 2019	Mar. 21, 2019	Aug. 16, 2018
Disclosure of dividends [text block] [Abstract]
Dividend paid	$ 4,360	$ 5,361	$ 5,455	$ 4,091
Dividend per share	$ 0.090
Dividend per share excluding treasury shares		$ 0.040	$ 0.040	$ 0.030